Distribution Date:	10/17/22	BBCMS Mortgage Trust 2021-C9
Determination Date:	10/11/22
Next Distribution Date:	11/18/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2021-C9
August 2022 Revision
The distribution date statement for the August 2022 cycle has been revised to remove the $2,500.00 cash short recovery that was previously classified as Other

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	4		745 7th Avenue, 4th Floor | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	16-18		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	20
			CMBS Notices		cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	26	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

.

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05493EAU6	0.488000%	25,700,000.00	19,895,665.43	345,847.18	8,090.90	0.00	0.00	353,938.08	19,549,818.25	30.23%	30.00%
A-2	05493EAV4	1.846000%	4,500,000.00	4,500,000.00	0.00	6,922.50	0.00	0.00	6,922.50	4,500,000.00	30.23%	30.00%
A-4	05493EAX0	2.021000%	210,000,000.00	210,000,000.00	0.00	353,675.00	0.00	0.00	353,675.00	210,000,000.00	30.23%	30.00%
A-5	05493EAY8	2.299000%	281,000,000.00	281,000,000.00	0.00	538,349.17	0.00	0.00	538,349.17	281,000,000.00	30.23%	30.00%
A-SB	05493EAW2	1.960000%	34,474,000.00	34,474,000.00	0.00	56,307.53	0.00	0.00	56,307.53	34,474,000.00	30.23%	30.00%
A-S	05493EBB7	2.534000%	66,482,000.00	66,482,000.00	0.00	140,387.82	0.00	0.00	140,387.82	66,482,000.00	21.79%	21.63%
B	05493EBC5	2.686000%	36,714,000.00	36,714,000.00	0.00	82,178.17	0.00	0.00	82,178.17	36,714,000.00	17.13%	17.00%
C	05493EBD3	3.191000%	33,738,000.00	33,738,000.00	0.00	89,714.97	0.00	0.00	89,714.97	33,738,000.00	12.85%	12.75%
D	05493EAA0	3.730434%	9,129,000.00	9,129,000.00	0.00	28,379.27	0.00	0.00	28,379.27	9,129,000.00	11.69%	11.60%
E-RR	05493EAD4	3.730434%	13,693,000.00	13,693,000.00	0.00	42,567.36	0.00	0.00	42,567.36	13,693,000.00	9.95%	9.88%
F-RR	05493EAF9	3.730434%	17,861,000.00	17,861,000.00	0.00	55,524.40	0.00	0.00	55,524.40	17,861,000.00	7.68%	7.63%
G-RR	05493EAH5	3.730434%	9,923,000.00	9,923,000.00	0.00	30,847.58	0.00	0.00	30,847.58	9,923,000.00	6.42%	6.38%
H-RR	05493EAK8	3.730434%	8,930,000.00	8,930,000.00	0.00	27,760.64	0.00	0.00	27,760.64	8,930,000.00	5.29%	5.25%
J-RR	05493EAM4	3.730434%	7,938,000.00	7,938,000.00	0.00	24,676.82	0.00	0.00	24,676.82	7,938,000.00	4.28%	4.25%
K-RR*	05493EAP7	3.730434%	33,738,305.00	33,738,305.00	0.00	104,882.09	0.00	0.00	104,882.09	33,738,305.00	0.00%	0.00%
R	05493EAS1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05493EAR3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			793,820,305.00	788,015,970.43	345,847.18	1,590,264.22	0.00	0.00	1,936,111.40	787,670,123.25

X-A	05493EAZ5	1.628092%	555,674,000.00	549,869,665.43	0.00	746,031.79	0.00	0.00	746,031.79	549,523,818.25
X-B	05493EBA9	0.993808%	136,934,000.00	136,934,000.00	0.00	113,405.04	0.00	0.00	113,405.04	136,934,000.00
Notional SubTotal			692,608,000.00	686,803,665.43	0.00	859,436.83	0.00	0.00	859,436.83	686,457,818.25

Deal Distribution Total					345,847.18	2,449,701.05	0.00	0.00	2,795,548.23

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05493EAU6	774.15040584	13.45708872	0.31482101	0.00000000	0.00000000	0.00000000	0.00000000	13.77190973	760.69331712
A-2	05493EAV4	1,000.00000000	0.00000000	1.53833333	0.00000000	0.00000000	0.00000000	0.00000000	1.53833333	1,000.00000000
A-4	05493EAX0	1,000.00000000	0.00000000	1.68416667	0.00000000	0.00000000	0.00000000	0.00000000	1.68416667	1,000.00000000
A-5	05493EAY8	1,000.00000000	0.00000000	1.91583335	0.00000000	0.00000000	0.00000000	0.00000000	1.91583335	1,000.00000000
A-SB	05493EAW2	1,000.00000000	0.00000000	1.63333324	0.00000000	0.00000000	0.00000000	0.00000000	1.63333324	1,000.00000000
A-S	05493EBB7	1,000.00000000	0.00000000	2.11166662	0.00000000	0.00000000	0.00000000	0.00000000	2.11166662	1,000.00000000
B	05493EBC5	1,000.00000000	0.00000000	2.23833333	0.00000000	0.00000000	0.00000000	0.00000000	2.23833333	1,000.00000000
C	05493EBD3	1,000.00000000	0.00000000	2.65916681	0.00000000	0.00000000	0.00000000	0.00000000	2.65916681	1,000.00000000
D	05493EAA0	1,000.00000000	0.00000000	3.10869427	0.00000000	0.00000000	0.00000000	0.00000000	3.10869427	1,000.00000000
E-RR	05493EAD4	1,000.00000000	0.00000000	3.10869495	0.00000000	0.00000000	0.00000000	0.00000000	3.10869495	1,000.00000000
F-RR	05493EAF9	1,000.00000000	0.00000000	3.10869492	0.00000000	0.00000000	0.00000000	0.00000000	3.10869492	1,000.00000000
G-RR	05493EAH5	1,000.00000000	0.00000000	3.10869495	0.00000000	0.00000000	0.00000000	0.00000000	3.10869495	1,000.00000000
H-RR	05493EAK8	1,000.00000000	0.00000000	3.10869429	0.00000000	0.00000000	0.00000000	0.00000000	3.10869429	1,000.00000000
J-RR	05493EAM4	1,000.00000000	0.00000000	3.10869489	0.00000000	0.00000000	0.00000000	0.00000000	3.10869489	1,000.00000000
K-RR	05493EAP7	1,000.00000000	0.00000000	3.10869470	0.00000000	0.00006788	0.00000000	0.00000000	3.10869470	1,000.00000000
R	05493EAS1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05493EAR3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493EAZ5	989.55442477	0.00000000	1.34257099	0.00000000	0.00000000	0.00000000	0.00000000	1.34257099	988.93203254
X-B	05493EBA9	1,000.00000000	0.00000000	0.82817299	0.00000000	0.00000000	0.00000000	0.00000000	0.82817299	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/22 - 09/30/22	30	0.00	8,090.90	0.00	8,090.90	0.00	0.00	0.00	8,090.90	0.00
A-2	09/01/22 - 09/30/22	30	0.00	6,922.50	0.00	6,922.50	0.00	0.00	0.00	6,922.50	0.00
A-4	09/01/22 - 09/30/22	30	0.00	353,675.00	0.00	353,675.00	0.00	0.00	0.00	353,675.00	0.00
A-5	09/01/22 - 09/30/22	30	0.00	538,349.17	0.00	538,349.17	0.00	0.00	0.00	538,349.17	0.00
A-SB	09/01/22 - 09/30/22	30	0.00	56,307.53	0.00	56,307.53	0.00	0.00	0.00	56,307.53	0.00
X-A	09/01/22 - 09/30/22	30	0.00	746,031.79	0.00	746,031.79	0.00	0.00	0.00	746,031.79	0.00
X-B	09/01/22 - 09/30/22	30	0.00	113,405.04	0.00	113,405.04	0.00	0.00	0.00	113,405.04	0.00
A-S	09/01/22 - 09/30/22	30	0.00	140,387.82	0.00	140,387.82	0.00	0.00	0.00	140,387.82	0.00
B	09/01/22 - 09/30/22	30	0.00	82,178.17	0.00	82,178.17	0.00	0.00	0.00	82,178.17	0.00
C	09/01/22 - 09/30/22	30	0.00	89,714.97	0.00	89,714.97	0.00	0.00	0.00	89,714.97	0.00
D	09/01/22 - 09/30/22	30	0.00	28,379.27	0.00	28,379.27	0.00	0.00	0.00	28,379.27	0.00
E-RR	09/01/22 - 09/30/22	30	0.00	42,567.36	0.00	42,567.36	0.00	0.00	0.00	42,567.36	0.00
F-RR	09/01/22 - 09/30/22	30	0.00	55,524.40	0.00	55,524.40	0.00	0.00	0.00	55,524.40	0.00
G-RR	09/01/22 - 09/30/22	30	0.00	30,847.58	0.00	30,847.58	0.00	0.00	0.00	30,847.58	0.00
H-RR	09/01/22 - 09/30/22	30	0.00	27,760.64	0.00	27,760.64	0.00	0.00	0.00	27,760.64	0.00
J-RR	09/01/22 - 09/30/22	30	0.00	24,676.82	0.00	24,676.82	0.00	0.00	0.00	24,676.82	0.00
K-RR	09/01/22 - 09/30/22	30	2.29	104,882.09	0.00	104,882.09	0.00	0.00	0.00	104,882.09	2.29
Totals			2.29	2,449,701.05	0.00	2,449,701.05	0.00	0.00	0.00	2,449,701.05	2.29

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	Additional Information
Total Available Distribution Amount (1)	2,795,548.23
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,461,557.13	Master Servicing Fee	4,021.91
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,166.23
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	328.34
ARD Interest	0.00	Operating Advisor Fee	1,132.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,461,557.13	Total Fees	11,856.05

Principal		Expenses/Reimbursements
Scheduled Principal	345,847.18	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	345,847.18	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,449,701.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	345,847.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,795,548.23
Total Funds Collected	2,807,404.31	Total Funds Distributed	2,807,404.28

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	788,015,971.26	788,015,971.26	Beginning Certificate Balance	788,015,970.43
(-) Scheduled Principal Collections	345,847.18	345,847.18	(-) Principal Distributions	345,847.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	787,670,124.08	787,670,124.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	788,030,820.09	788,030,820.09	Ending Certificate Balance	787,670,123.25
Ending Actual Collateral Balance	787,670,124.06	787,670,124.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.83)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.83)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	13	41,811,365.67	5.31%	92	4.2084	2.288287	1.59 or less	11	131,328,406.01	16.67%	98	4.0887	1.322744
5,000,000 to 9,999,999	17	119,207,503.75	15.13%	98	3.7996	2.389192	1.60 to 1.69	3	39,318,946.19	4.99%	98	5.0736	1.605599
10,000,000 to 19,999,999	16	207,738,642.46	26.37%	99	3.7688	2.642476	1.70 to 1.79	3	54,532,554.02	6.92%	100	3.7282	1.756687
20,000,000 to 29,999,999	8	209,234,429.52	26.56%	97	3.5473	2.244112	1.80 to 1.89	2	12,800,000.00	1.63%	100	3.8516	1.826097
30,000,000 to 39,999,999	3	101,178,182.68	12.85%	99	4.2584	1.468267	1.90 to 1.99	1	24,200,000.00	3.07%	100	3.5760	1.980000
40,000,000 to 69,499,999	2	108,500,000.00	13.77%	99	3.3881	2.487512	2.00 to 2.49	17	245,765,717.86	31.20%	96	3.7108	2.196397
69,500,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	12	181,349,500.00	23.02%	99	3.4935	2.731765
Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346	3.00 to 3.99	7	72,375,000.00	9.19%	99	3.4231	3.541181
							4.00 or greater	3	26,000,000.00	3.30%	100	3.2154	4.692308
							Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	7	25,093,421.74	3.19%	99	4.1889	1.431924	Wisconsin	1	3,215,000.00	0.41%	100	3.6200	2.250000
Alaska	1	3,331,305.77	0.42%	99	4.0360	2.290000	Totals	87	787,670,124.08	100.00%	98	3.7484	2.307346
Arizona	3	15,470,000.00	1.96%	99	3.7956	2.274344
									Property Type³
Arkansas	1	5,480,816.71	0.70%	89	4.8000	1.090000
California	9	133,767,000.00	16.98%	99	3.4235	3.231375		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	8	84,503,765.73	10.73%	100	3.7732	2.250581		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	1	1,065,686.94	0.14%	99	4.2080	1.500000	Industrial	9	94,568,691.78	12.01%	97	3.5354	2.871962
Idaho	1	745,785.78	0.09%	99	4.0360	2.290000	Lodging	3	63,480,816.71	8.06%	89	3.6652	2.204667
Illinois	6	12,709,155.65	1.61%	99	4.1000	2.250000	Mixed Use	5	105,379,962.85	13.38%	100	3.9581	1.525081
Indiana	1	3,800,000.00	0.48%	97	4.0350	2.990000	Mobile Home Park	15	40,061,540.88	5.09%	97	4.1674	2.200082
Kansas	1	9,958,856.16	1.26%	87	3.6650	2.030000	Multi-Family	11	148,146,448.36	18.81%	100	3.4913	2.466486
Louisiana	1	2,535,000.00	0.32%	100	4.5700	2.450000	Office	16	215,420,864.51	27.35%	99	3.8717	2.349407
Maryland	2	55,278,182.68	7.02%	100	3.8312	1.417786	Retail	12	55,284,623.11	7.02%	96	3.7272	2.342322
Massachusetts	1	3,685,000.00	0.47%	100	3.6200	2.250000	Self Storage	16	65,327,175.88	8.29%	99	3.7366	2.388241
Michigan	7	21,528,861.48	2.73%	87	4.0593	1.845646	Totals	87	787,670,124.08	100.00%	98	3.7484	2.307346
Missouri	2	41,650,000.00	5.29%	100	3.4937	2.794976
Nevada	6	96,811,780.17	12.29%	93	3.6710	2.416777
New Jersey	2	7,689,495.26	0.98%	100	3.8373	2.259254
New York	5	65,915,000.00	8.37%	100	3.7973	1.835958
North Carolina	1	8,903,869.46	1.13%	100	3.4100	2.010000
Ohio	1	9,100,000.00	1.16%	100	3.8235	2.520000
Pennsylvania	4	89,750,000.00	11.39%	100	3.4641	2.235215
Tennessee	1	776,235.14	0.10%	98	4.3700	1.620000
Texas	13	83,906,502.66	10.65%	99	4.2951	2.072097
Virginia	1	999,402.75	0.13%	98	4.3700	1.620000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.24999% or less	3	41,560,000.00	5.28%	99	3.0606	3.437430	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	26	461,118,802.95	58.54%	98	3.5107	2.531721	13 months to 24 months	54	709,230,451.21	90.04%	99	3.7574	2.322033
	3.75000% to 3.99999%	9	84,101,929.52	10.68%	100	3.8228	1.981295	25 months or greater	5	78,439,672.87	9.96%	89	3.6670	2.174545
	4.00000% to 4.24999%	11	117,831,426.12	14.96%	99	4.1072	1.751559	Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346
	4.25000% to 4.49999%	4	31,533,677.66	4.00%	99	4.3857	1.465991
	4.50000% to 4.74999%	2	11,035,000.00	1.40%	100	4.5700	2.134187
	4.75000% or greater	4	40,489,287.83	5.14%	90	5.2419	1.589193
	Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	105 months or less	59	787,670,124.08	100.00%	98	3.7484	2.307346	Interest Only	24	401,674,500.00	51.00%	98	3.4639	2.743823
106 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	35	385,995,624.08	49.00%	98	4.0445	1.853139
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346	Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	132,589,675.89	16.83%	100	3.6433	1.881307				None
	12 months or less	50	653,287,384.74	82.94%	98	3.7685	2.395865
	13 months to 24 months	1	1,793,063.45	0.23%	98	4.1800	1.560000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	787,670,124.08	100.00%	98	3.7484	2.307346
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30319376	MF	Philadelphia	PA	Actual/360	3.456%	144,000.33	0.00	0.00	N/A	02/05/31	--	50,000,000.00	50,000,000.00	10/05/22
1A2	30319377				Actual/360	3.456%	72,000.17	0.00	0.00	N/A	02/05/31	--	25,000,000.00	25,000,000.00	10/05/22
2	30319382	IN	Laguna Hills	CA	Actual/360	3.330%	162,337.50	0.00	0.00	N/A	01/06/31	--	58,500,000.00	58,500,000.00	10/06/22
3A-14-5	30319383	LO	Las Vegas	NV	Actual/360	3.558%	85,985.00	0.00	0.00	03/05/30	03/05/32	--	29,000,000.00	29,000,000.00	10/05/22
3A-16-3	30319384				Actual/360	3.558%	85,985.00	0.00	0.00	03/05/30	03/05/32	--	29,000,000.00	29,000,000.00	10/05/22
4	30319385	MU	Brooklyn	NY	Actual/360	3.643%	120,219.00	0.00	0.00	N/A	02/06/31	--	39,600,000.00	39,600,000.00	10/06/22
5A1	30319386	MU	Bethesda	MD	Actual/360	4.030%	104,534.76	48,792.11	0.00	N/A	02/06/31	--	31,126,974.79	31,078,182.68	10/06/22
6	30319388	OF	Dallas	TX	Actual/360	5.290%	134,454.17	0.00	0.00	N/A	12/06/30	--	30,500,000.00	30,500,000.00	10/06/22
7	30319389	OF	Town and Country	MO	Actual/360	3.493%	81,576.10	0.00	0.00	N/A	02/06/31	--	28,025,000.00	28,025,000.00	10/06/22
8	30319390	OF	Fort Lauderdale	FL	Actual/360	3.715%	85,491.44	0.00	0.00	N/A	02/06/31	--	27,615,000.00	27,615,000.00	10/06/22
9	30319391	OF	Tampa	FL	Actual/360	3.770%	81,733.68	81,596.98	0.00	N/A	02/06/31	--	26,016,026.50	25,934,429.52	10/06/22
10	30319392	OF	Baltimore	MD	Actual/360	3.576%	72,116.00	0.00	0.00	N/A	02/06/31	--	24,200,000.00	24,200,000.00	10/06/22
11	30319393	MF	Lewisville	TX	Actual/360	3.160%	53,878.00	0.00	0.00	N/A	01/06/31	--	20,460,000.00	20,460,000.00	10/06/22
12	30319394	SS	Various	AL	Actual/360	4.180%	59,595.79	26,265.91	0.00	N/A	01/06/31	--	17,108,839.42	17,082,573.51	10/06/22
13	30319395	MU	Henderson	NV	Actual/360	4.380%	60,996.83	24,681.18	0.00	N/A	02/06/31	--	16,711,461.35	16,686,780.17	10/06/22
14	30319396	OF	San Dimas	CA	Actual/360	3.040%	40,786.67	0.00	0.00	N/A	01/06/31	--	16,100,000.00	16,100,000.00	10/06/22
15A2	30319398	MF	San Pedro	CA	Actual/360	3.350%	39,083.33	0.00	0.00	N/A	02/06/31	--	14,000,000.00	14,000,000.00	10/06/22
16	30319399	SS	Fullerton	CA	Actual/360	3.530%	40,447.92	0.00	0.00	N/A	02/01/31	--	13,750,000.00	13,750,000.00	10/01/22
17	30319400	MU	Bay Shore	NY	Actual/360	4.090%	46,489.67	0.00	0.00	N/A	02/01/31	--	13,640,000.00	13,640,000.00	10/01/22
18	30319401	OF	Kansas City	MO	Actual/360	3.495%	39,682.81	0.00	0.00	N/A	01/06/31	--	13,625,000.00	13,625,000.00	10/06/22
19	30319402	Various Various		IL	Actual/360	4.100%	43,490.63	19,808.36	0.00	N/A	01/06/31	--	12,728,964.00	12,709,155.64	10/06/22
20	30319403	SS	Various	MI	Actual/360	3.600%	36,802.70	27,965.65	0.00	N/A	01/01/31	--	12,267,568.03	12,239,602.38	10/01/22
21	30319404	MH	Various	TX	Actual/360	4.240%	44,873.33	0.00	0.00	N/A	02/06/31	--	12,700,000.00	12,700,000.00	10/06/22
22	30319405	OF	Various	TX	Actual/360	3.920%	40,335.17	0.00	0.00	N/A	02/01/31	--	12,347,500.00	12,347,500.00	10/01/22
23	30319406	MF	Phoenix	AZ	Actual/360	3.805%	38,842.71	0.00	0.00	N/A	01/06/31	--	12,250,000.00	12,250,000.00	10/06/22
24	30319407	MH	Various	Various	Actual/360	4.036%	34,302.89	16,043.88	0.00	N/A	01/06/31	--	10,199,074.64	10,183,030.76	10/06/22
25	30319408	RT	Lawrence	KS	Actual/360	3.665%	30,469.92	17,652.17	0.00	N/A	01/06/30	--	9,976,508.33	9,958,856.16	10/06/22
26	30319409	RT	Hazle Township	PA	Actual/360	3.310%	28,272.92	0.00	0.00	N/A	12/06/30	--	10,250,000.00	10,250,000.00	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30319410	OF	Las Vegas	NV	Actual/360	3.290%	27,896.46	0.00	0.00	N/A	02/01/31	--	10,175,000.00	10,175,000.00	10/01/22
28	30319411	OF	Redlands	CA	Actual/360	3.710%	30,916.67	0.00	0.00	N/A	01/01/31	--	10,000,000.00	10,000,000.00	10/01/22
29	30319412	MH	Various	Various	Actual/360	4.208%	31,877.09	13,889.68	0.00	N/A	01/06/31	--	9,090,424.85	9,076,535.17	10/06/22
30	30319413	RT	Chapel Hill	NC	Actual/360	3.410%	25,345.89	15,505.41	0.00	N/A	02/06/31	--	8,919,374.87	8,903,869.46	10/06/22
31	30319414	IN	Findlay	OH	Actual/360	3.824%	28,994.88	0.00	0.00	N/A	02/01/31	--	9,100,000.00	9,100,000.00	10/01/22
32	30319415	OF	Temecula	CA	Actual/360	4.570%	32,370.83	0.00	0.00	N/A	02/06/31	--	8,500,000.00	8,500,000.00	10/06/22
33	30319416	IN	Naples	FL	Actual/360	3.682%	24,546.67	0.00	0.00	N/A	02/06/31	--	8,000,000.00	8,000,000.00	10/06/22
34	30319417	MF	New Rochelle	NY	Actual/360	3.770%	21,991.67	0.00	0.00	N/A	02/06/31	--	7,000,000.00	7,000,000.00	10/06/22
35	30319418	IN	Sparks	NV	Actual/360	3.300%	19,250.00	0.00	0.00	N/A	01/01/31	--	7,000,000.00	7,000,000.00	10/01/22
36	30319419	RT	Various	Various	Actual/360	3.620%	20,815.00	0.00	0.00	N/A	02/01/31	--	6,900,000.00	6,900,000.00	10/01/22
37	30319420	MH	Millville	NJ	Actual/360	3.720%	19,568.44	10,423.53	0.00	N/A	02/06/31	--	6,312,398.48	6,301,974.95	10/06/22
38	30319421	RT	Miami	FL	Actual/360	4.490%	22,587.47	8,790.19	0.00	N/A	01/06/31	--	6,036,741.49	6,027,951.30	10/06/22
39	30319422	SS	Various	Various	Actual/360	3.950%	19,091.67	0.00	0.00	N/A	01/06/31	--	5,800,000.00	5,800,000.00	10/06/22
40	30319423	SS	Pensacola	FL	Actual/360	3.490%	16,577.50	0.00	0.00	N/A	01/06/31	--	5,700,000.00	5,700,000.00	10/06/22
41	30319424	LO	Arkadelphia	AR	Actual/360	4.800%	21,968.33	11,265.49	0.00	N/A	03/06/30	--	5,492,082.20	5,480,816.71	10/06/22
42	30319425	MF	Miami Gardens	FL	Actual/360	3.415%	15,531.14	0.00	0.00	N/A	01/06/31	--	5,457,500.00	5,457,500.00	10/06/22
43A-2-C	30506374	RT	Milpitas	CA	Actual/360	3.694%	15,391.67	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	10/06/22
44	30319426	SS	Wildomar	CA	Actual/360	2.720%	11,333.33	0.00	0.00	N/A	02/01/31	--	5,000,000.00	5,000,000.00	10/01/22
45	30319427	OF	Las Vegas	NV	Actual/360	3.913%	16,141.13	0.00	0.00	N/A	01/06/31	--	4,950,000.00	4,950,000.00	10/06/22
46	30319428	RT	Various	Various	Actual/360	4.370%	16,207.57	6,646.19	0.00	N/A	12/06/30	--	4,450,592.38	4,443,946.19	10/06/22
47	30319429	MU	Brooklyn	NY	Actual/360	4.280%	15,604.17	0.00	0.00	N/A	01/06/31	--	4,375,000.00	4,375,000.00	10/06/22
48	30319430	RT	Plainfield	IN	Actual/360	4.035%	12,777.50	0.00	0.00	N/A	11/06/30	--	3,800,000.00	3,800,000.00	10/06/22
49	30319431	MF	Saginaw	MI	Actual/360	3.756%	10,955.00	0.00	0.00	N/A	02/06/31	--	3,500,000.00	3,500,000.00	10/06/22
50	30319432	MF	Lake City	FL	Actual/360	4.018%	10,676.44	4,753.69	0.00	N/A	01/06/31	--	3,188,584.58	3,183,830.89	10/06/22
51	30319433	SS	Various	AZ	Actual/360	3.760%	10,089.33	0.00	0.00	N/A	01/06/31	--	3,220,000.00	3,220,000.00	10/06/22
52	30319434	MF	Palm Springs	CA	Actual/360	3.687%	8,962.48	0.00	0.00	N/A	11/06/30	--	2,917,000.00	2,917,000.00	10/06/22
53	30319435	IN	Novi	MI	Actual/360	5.250%	11,864.69	3,458.96	0.00	N/A	01/06/26	--	2,711,930.08	2,708,471.12	10/06/22
54	30319436	MF	Arcadia	FL	Actual/360	4.118%	8,890.05	5,538.05	0.00	N/A	12/06/30	--	2,590,592.07	2,585,054.02	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
55	30319437	SS	Gonzales	LA	Actual/360	4.570%	9,654.13	0.00	0.00	N/A	02/06/31	--	2,535,000.00	2,535,000.00	10/06/22
56	30319438	MF	Brownsville	TX	Actual/360	4.180%	6,255.49	2,769.75	0.00	N/A	12/06/30	--	1,795,833.20	1,793,063.45	10/06/22
57	30319439	MH	Battle Creek	MI	Actual/360	5.760%	8,640.00	0.00	0.00	N/A	02/06/26	--	1,800,000.00	1,800,000.00	10/06/22
Totals							2,461,557.13	345,847.18	0.00				788,015,971.26	787,670,124.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,694,434.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	8,694,434.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,856,291.05	6,074,780.48	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-14-5	64,248,676.00	281,106,870.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-16-3	64,248,676.00	281,106,870.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,742,672.19	2,600,066.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	3,121,718.80	2,891,059.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,805,618.30	3,106,982.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,921,591.00	2,772,096.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,942,996.80	3,121,010.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,811,978.40	2,781,931.55	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,822,094.85	2,237,484.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,821,228.64	1,823,508.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,664,402.06	1,935,787.43	01/01/22	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,579,141.94	0.00	--	--	--	0.00	0.00	0.00	0.00	2,933.63	0.00
14	1,914,247.85	2,141,533.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	2,929,952.22	2,980,180.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,425,641.00	1,685,114.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,118,767.36	1,308,901.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,757,238.09	1,805,497.52	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,968,686.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	317,029.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	1,339,155.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,145,334.94	301,754.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,338,393.02	1,428,001.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,440,914.69	1,225,372.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,209,688.82	1,472,953.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	994,097.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,125,599.47	1,082,569.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	875,286.93	833,560.65	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,015,687.93	1,000,831.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	914,011.13	947,277.63	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	580,840.40	834,794.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,057,159.20	1,103,457.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	559,601.72	498,589.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	1,440.56	0.00
35	1,146,700.00	1,117,548.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	463,380.00	567,450.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	753,693.90	874,334.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	530,657.58	486,108.44	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	579,524.34	735,746.54	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	588,541.68	657,395.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	512,212.06	504,688.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	482,115.29	529,895.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43A-2-C	3,373,094.44	3,750,400.64	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	663,052.00	715,024.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	763,301.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	510,505.73	492,014.43	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	208,194.05	311,472.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	398,970.95	474,745.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	7,505.26	0.00
49	363,199.95	367,833.89	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	421,111.55	458,545.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	280,414.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	281,822.62	307,008.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	236,809.01	307,239.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	286,550.15	304,475.35	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	242,350.18	295,070.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	175,070.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	364,325.01	320,827.29	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	6,661.04	0.00
Totals	214,289,729.06	627,125,817.62				0.00	0.00	0.00	0.00	18,540.49	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748385%	3.729513%	98
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748488%	3.729616%	99
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748583%	3.729711%	100
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748677%	3.729806%	101
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748779%	3.729908%	102
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748872%	3.730002%	103
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.748974%	3.730104%	104
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.749066%	3.730196%	105
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.749183%	3.730314%	106
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.749274%	3.730405%	107
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.749364%	3.730495%	108
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.749461%	3.730593%	109
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		4,508,471	4,508,471		0	0
49 - 60 Months		0	0		0	0
> 60 Months		783,161,653	783,161,653		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	787,670,124	787,670,124	0	0	0	0
Sep-22	788,015,971	788,015,971	0	0	0	0
Aug-22	788,339,803	788,339,803	0	0	0	0
Jul-22	788,662,530	788,662,530	0	0	0	0
Jun-22	789,005,096	789,005,096	0	0	0	0
May-22	789,325,549	789,325,549	0	0	0	0
Apr-22	789,665,923	789,665,923	0	0	0	0
Mar-22	789,984,118	789,984,118	0	0	0	0
Feb-22	790,364,503	790,364,503	0	0	0	0
Jan-22	790,680,309	790,680,309	0	0	0	0
Dec-21	790,990,780	790,990,780	0	0	0	0
Nov-21	791,321,030	791,321,030	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
41	30319424	0.00	4.80000%	0.00	4.80000%	8	06/04/20	06/04/20	06/10/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29